SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2021

Security Description	Shares	Value
Common Stock (93.17%)

Argentina (2.55%)
MercadoLibre Inc*	473	$696,322

Brazil (5.40%)
Arco Platform Ltd*	14,100	357,294
Notre Dame Intermedica Participacoes SA	35,000	515,488
Sul America SA	99,069	603,357
Total Brazil		1,476,139

China (17.87%)
Autohome Inc	6,300	587,601
China Meidong Auto Holdings Ltd	200,000	928,829
Haier Smart Home Co Ltd*	296,400	1,194,324
New Oriental Education & Technology Group Inc*	57,660	798,652
Ping An Insurance Group Co of China Ltd	62,200	743,996
Xinyi Solar Holdings Ltd	381,000	631,526
Total China		4,884,928

India (7.85%)
HDFC Bank Ltd*	14,995	1,164,962
Infosys Ltd	52,383	980,610
Total India		2,145,572

Indonesia (11.59%)
Ace Hardware Indonesia Tbk PT	7,000,000	736,197
Bank Rakyat Indonesia Persero Tbk PT	3,610,000	1,095,217
Indofood CBP Sukses Makmur Tbk PT	930,000	589,074
Sarana Menara Nusantara Tbk PT	9,866,900	747,471
Total Indonesia		3,167,959

Mexico (6.75%)
Kimberly-Clark de Mexico SAB de CV	616,000	1,054,519
Regional SAB de CV*	168,500	791,903
Total Mexico		1,846,422

South Korea (12.71%)
Dentium Co Ltd*	14,000	795,544
Samsung Electronics Co Ltd	26,812	1,939,704
Samsung SDI Co Ltd*	1,257	739,144
Total South Korea		3,474,392

Taiwan (23.39%)
Accton Technology Corp	94,000	913,882
Chailease Holding Co Ltd	114,000	787,089
eMemory Technology Inc	25,000	780,131
MediaTek Inc	31,300	1,076,620
Sporton International Inc	57,000	491,431
Taiwan Semiconductor Manufacturing Co Ltd	85,500	1,800,563
Voltronic Power Technology Corp	14,000	546,026
Total Taiwan		6,395,742

Thailand (5.08%)
Bangkok Bank PCL	209,000	844,140
Charoen Pokphand Foods PCL	575,000	544,035
Total Thailand		1,388,175

Total Common Stock (Cost $18,270,084)		25,475,651

United States Treasury Bills (3.66%)
0.00%, 4/15/21 (Cost $999,987)	1,000,000	999,994

Total Investments (Cost $19,071,084)(a) (96.83%)		26,475,645
Other Net Assets (3.17%)		867,650
Net Assets (100.00%)		$27,343,295

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $19,829,005.

At March 31, 2021 unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,209,181
Unrealized depreciation	(562,541)
Net unrealized appreciation	$6,646,640